As filed with the Securities and Exchange Commission on March 25, 1999


                                                      REGISTRATION NO. 2-28174
                                     INVESTMENT COMPANY ACT FILE NO. 811-01597

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
                                                                          ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
                                                                          ----
                                                                          ----
      Pre-Effective Amendment No.  _____                                 /   /
                                                                          ----

      Post-Effective Amendment No.    52                                 / X /

                                     and/or
                                                                          ----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          / X /
                                                                         ----

                     Capstone Fixed Income Series, Inc.
              (Exact Name of Registrant as Specified in Charter)

                           5847 San Felipe, Suite 4100,
                        Houston, Texas 77057 (Address of
                     Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code     (713) 260-9000

                  Olivia P. Adler, Esq., Dechert Price & Rhoads
                  1775 Eye Street, N.W., Washington, DC  20006
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


      /   /  immediately upon filing pursuant to paragraph (b).
      / X /  on April 1, 1999 pursuant to paragraph (b).
      /   /  60 days after filing pursuant to paragraph (a)(i).
      /   /  75 days after filing pursuant to paragraph (a)(ii).
      /   /  on ________________ pursuant to paragraph (a)(ii) of Rule 485.

                         CAPSTONE GOVERNMENT INCOME FUND
                       A Series of Capstone Fixed Income Series, Inc.

 Investing in U.S. Government securities for high total return, consistent with safety of principal




                            Prospectus, April 1, 1999


The Securities and Exchange Commission does not approve or disapprove the information in this Prospectus, and does not determine whether this information is accurate or complete. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS

                                                                            Page

The Fund..................................................................
Management................................................................
Buying and Selling Fund Shares............................................
Dividends, Distributions and Taxes........................................
Financial Highlights......................................................
How To Get More Information...............................................

                                   THE FUND


The Fund's Investment Objective and Principal Investment Strategies

The Fund seeks to provide a high level of total return, consistent with safety of principal. "Total return" would include net realized and unrealized capital gains and net investment income from the Fund's portfolio investments. The Fund's primary investments (at least 65% of its total assets) will be in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities that have remaining maturities of three years or less at the time they are purchased by the Fund. Average weighted portfolio maturity will not exceed two years as of the last business day of each calendar year. The Fund's Adviser expects that changes in the Fund's daily net asset value will be comparable to fluctuations in the prices of two-to-three year U.S. Treasury notes.


The Fund seeks to earn income from its Government securities investments. It also seeks to enhance that income and to hedge against price fluctuations of its portfolio securities by writing (selling) put and call options on its portfolio securities and by using the premium income from these options transactions to purchase options. The Fund may also invest in repurchase agreements that are backed by U.S. Government securities.


Appropriate purchases are determined by the Fund's managers as a part of an overall strategy to create the highest yielding portfolio mix, while assuming the least degree of price sensitivity. Specific securities are combined to produce a yield consistent with present 1-2 year Treasury securities. Higher yielding U.S. Agency securities are incorporated into the portfolio to increase current returns, while producing lower duration levels. Covered option strategies are also added to the Treaury portion of the portfolio to increase yield. The exact characteristics of the covered options are determined by the market levels of implied volatility. Portfolio sales are more likely to be generated by cash outflows from the Fund, rather than strategic decisions by the managers. However, market changes over the shorter-term may producer trading opportunities. Some portfolio sales result naturally from the covered options writing strategies.


The Fund intends to reinvest all interest income earned on its portfolio securities in securities that will mature before the end of the then-current calendar year. This process is designed to protect all the interest income the Fund earns in a given year for possible distribution to shareholders. This income will not be used to finance the Fund's options transactions. In this way, the Fund hopes to protect its portfolio's principal value from erosion due to net options trading losses.

The Fund does not intend to engage in short-term trading for the purpose of generating gains from short-term interest rate changes. However, the Fund's options transactions will cause it to have a high rate of portfolio turnover, which causes correspondingly high transactions costs. These practices may also generate short-term capital gains, which are taxed to taxable shareholders at ordinary income rates.


The Fund's most recent annual or semiannual  report contains  information on the
Fund's  recent  investment  strategies,   as  discussed  above,  and  securities
holdings. (See back cover.)


Principal Risks


The value of the Fund's fixed income investments will change with fluctuations in current interest rates and cause corresponding fluctuations in the Fund's share price. You can lose money by investing in the Fund. Increases in current interest rates would generally cause the value of fixed income securities owned by the Fund to decline in value, while the securities would increase in value if current interest rates decline. Although the Fund attempts to reduce these fluctuations through maintaining a relatively short portfolio maturity, its efforts may not be successful. Note that changes in the current market value of the Fund's portfolio securities will not affect the investment income to the Fund from these securities or the ability of the Fund to reinvest this income prior to making distributions to shareholders. Additionally, certain securities held by the Fund may be called before their maturity. This type of early call tends to increase when interest rates are falling. The Fund is then forced to reinvest the proceeds at the lower prevailing rates.

The Fund's options and repurchase transactions also involve certain risks. When the Fund writes a call option, it loses the potential for gain on the underlying security above the exercise price of the option while the option is outstanding. When the Fund writes a put option, it could become obligated to purchase the underlying security at a price that exceeds the then-current market price. Although the Fund's repurchase agreement transactions are required to be fully collaterialized for their duration, the Fund may experience delays and risk of loss if the counterparty is unable to meet its obligation to repurchase or to maintain collateral in accordance with the agreement. The law regarding the Fund's rights under a repurchase agreement with a bank that becomes subject to bankruptcy laws is unsettled. The Fund attempts to minimize these risks through requirements that the Adviser carefully consider the creditworthiness of repurchase agreement counterparties.


Past Performance


The following two tables illustrate the Fund's past performance. The first table provides some indication of the risks of an investment in the Fund by showing how the Fund's returns have varied from year to year. The second shows how the Fund has performed on a cumulative basis for the past ten years in comparison to the Lehman Brothers 1-3 Year Government Index. Each table assumes that dividends and distributions paid by the Fund have been reinvested at net asset value in additional Fund shares. You should remember that past performance does not necessarily indicate how the Fund will perform in the future.



[Bar Chart to be inserted showing the following data:]

Year-by-year total return as of 12/31 each year (%).


               12/31/89             7.30%
               12/31/90            (1.17%)
               12/31/91             6.57%
               12/31/92             3.55%
               12/31/93             3.32%
               12/31/94             1.15%
               12/31/95             5.54%
               12/31/96             3.94%
               12/31/97             4.43%
               12/31/98             4.41%



               Best Quarter - 2nd Quarter 1989        3.19%
               Worst Quarter - 3rd Quarter 1990      (2.40%)


Average Annual Total Return as of 12/31/97

                                         1 Year      5 Years     10 Years
                                         ------      -------     --------

  Fund                                   4.41%       3.88%        3.88%
  Lehman 1-3 Year Government Index       6.97%       5.96%        7.36%


Fees and Expenses of the Fund


This table describes the fees and expenses you will pay if you invest in the Fund. As you can see, the Fund has no fees that are charged directly to shareholders. Shareholders do, however, bear indirectly a portion of the Fund's annual operating expenses.


Shareholder Fees (fees paid directly from your investment)


Maximum front-end sales charge                                None
Maximum deferred sales charge                                 None
Maximum sales charge on reinvested dividends and              None
distributions
Redemption fee                                                None
Exchange fee                                                  None
Maximum account fee                                           None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investment Advisory Fees                 0.40%
Distribution (12b-1) Fees*               0.20%
Other Expenses**                         0.60%
Total Annual Fund Operating Expenses     1.20%


* The Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.20% of its average net assets each year for distribution costs. These fees are an ongoing charge to the Fund and therefore are an indirect expense to you. Over time these fees may cost you more than other types of sales charge.

** "Other expenses" include such expenses as custody, transfer agent, legal, accounting and registration fees.

Example

The following table shows how much the Fund's expenses described above could cost you as an investor in the Fund for the illustrated time periods. The example assumes that you initially invested $10,000 in the Fund, that the Fund returns 5% each year, and that its expenses remain at a constant percentage. It also assumes that you reinvest all dividends and distributions in additional shares of the Fund. Because these assumptions may vary from your actual experience, your actual return and expenses may be different.

1 Year               3 Years             5 Years             10 Years
------               -------             -------             --------

 $122                 $381                 $660               $1,455


                                   MANAGEMENT

The Adviser

The Fund's investment adviser is Capstone Asset Management Company (CAMCO), 5847 San Felipe, Suite 4100, Houston, Texas 77057. CAMCO provides continuous investment management and administration services for the Fund. CAMCO also provides investment advisory and/or administrative services to several other mutual funds and provides investment advice to pension and profit sharing accounts, corporations and individuals. Total assets under management are about $2.1 billion.

CAMCO receives advisory fees from the Fund which are based on the Fund's net assets. For its fiscal year ended October 31, 1998, the Fund paid CAMCO fees equal to 0.40% of the Fund's average net assets. CAMCO also receives fees for serving as the Fund's administrator.

Portfolio Manager


The Fund's portfolio manager since 1991 has been Howard S. Potter. Mr. Potter is Managing Director of Capstone Asset Management Company. Mr. Potter began his Wall Street career trading financial futures as a local floor trader. In 1981 he joined Donaldson, Lufkin & Jenrette, Inc. as Assistant Vice President of Marketing, where, in addition to other responsibilities, he published two weekly newsletters on financial futures and debt options. He moved to Oppenheimer & Company in 1984 to spearhead their Risk Management Group, and from there joined James Money Management in 1988 as Chief Investment Officer for all yield enhancement products and portfolio manager of several mutual funds. In 1991, Mr. Potter formed New Castle Advisers, Inc. ("NCA"). As the president of this registered investment advisory firm, Mr. Potter served as the portfolio manager of several mutual funds, including the Fund. Mr. Potter assumed his present position with the Adviser when NCA was acquired by the Adviser's parent, Capstone Financial Services, Inc., in 1996. Mr. Potter received a B.A. degree from the University of Wisconsin and a M.A. degree from Northwestern University.


                         BUYING AND SELLING FUND SHARES

Share Price:                The  purchase and  redemption  price of Fund  shares
                            is the Fund's net asset value (NAV) per  share  next
                            determined  after  your  order  is  received. NAV is
                            generally  calculated as of 4:15 p.m.  Eastern time,
                            except on days when the Federal  Reserve wire system
                            is closed and on the following holidays:  New Year's
                            Day, Martin Luther King's Birthday, Presidents' Day,
                            Good Friday,  Memorial Day,  Independence Day, Labor
                            Day,   Thanksgiving   Day  and  Christmas  Day.  NAV
                            reflects  the  Fund's   aggregate  assets  less  its
                            liabilities.  All  portfolio  securities  for  which
                            over-the-counter   ("OTC")  market   quotations  are
                            readily available are valued at the mean between the
                            bid and asked  prices.  OTC options are valued using
                            the  Black-Scholes  Model  -  a  widely-used  option
                            pricing  model.   Short-term  debt  securities  with
                            maturities over 60 days at the time of purchase by the Fund are priced by marking to the market.
                            Securities with remaining maturities of 60 days or less are valued at amortized cost. Prices for debt securities may be obtained from pricing services. If market value quotations are not readily available for an investment, the investment will be valued at fair value as determined in good faith by the Fund's
                            Board of Directors. NAV is not calculated on days the New York Stock Exchange is closed.

Minimum Investment:         The  minimum  initial  investment  in  the  Fund  is
                            $200,   except   that    there  is  no  minimum  for
                            continuous   investment  plans.  There is no minimum
                            for    subsequent    investments.   (For   telephone
                            purchases, see below.)

Share Certificates:         The  Fund  will  not issue share certificates unless
                            you make a written  request  to  the Transfer Agent.
                            (The Transfer Agent's  address  is  provided below.)


Telephone Transactions:     In your  Investment Application, you  may  authorize
                            the Fund to accept orders for additional purchases, redemptions and exchanges by phone. You will be liable for any fraudulent order as long as the Fund has taken reasonable steps to assure that the order was proper. Also note that during unusual market conditions, you may experience delays in placing telephone orders. In that event, you should try one of the alternative procedures described below.


Frequent Transactions:      The  Fund  reserves  the  right  to limit additional
                            transactions  by  any  investor  who  makes frequent
                            purchases, redemptions or exchanges that the Adviser
                            believes might harm the Fund.  In general, more than
                            one  transaction   per  month   may   be  viewed  as
                            excessive.

Purchasing Fund Shares

You may use any of the following methods to purchase Fund shares.

      Through Authorized Dealers

            You may place your order through any dealer authorized to take orders for the Fund. If the order is transmitted to the Fund by 4:00 p.m. Central time, it will be priced at the NAV per share determined on that day. Otherwise, later orders will receive the NAV per share next determined. It is the dealer's responsibility to transmit orders timely.

      Through the Distributor

            You may place orders directly with the Fund's distributor by mailing a completed Investment Application with a check or other negotiable bank draft (payable to Capstone Government Income Fund, Inc.) to the Transfer Agent.

                  The Transfer Agent's address is:


                  Capstone Government Income Fund
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 61503
                  211 South Gulph Road
                  King of Prussia, Pennsylvania 19406-3101


                  (Remember to make your check for at least any applicable minimum noted above.)

      Investing By Wire

            You may purchase shares by wire if you have an account with a commercial bank that is a member of the Federal Reserve System. You should be aware that your bank may charge a fee for this service.

            For  an   initial   investment   by  wire,   you  must   first  call
            1-800-845-2340 to be assigned a Fund account number. Ask your bank to wire the amount of your investment to:

                  United Missouri Bank KC NA, ABA #10-10-00695
                  For: First Data Investor Services Group, Inc.
                  Account #98-7037-0719;
                  Further credit Capstone Government Income Fund

            Note that the wire must include: your name and address, your Fund account number, and your social security or tax identification number. You must follow up your wire with a completed Investment Application. This application is contained in the Fund's prospectus. Mail the application to the Transfer Agent's address (see above, under "Distributor").

            For a subsequent investment by wire, ask your bank to wire funds to the United Missouri Bank address noted above. The wire must include your name and your Fund account number.

      Telephone Investment

            After you have opened your account, you may make additional investments by telephone if you completed the "Telephone Purchase Authorization" section of your Investment Application.

            You may place a telephone order by calling the Transfer Agent at 1-800-845-2340.

            The minimum for a telephone purchase is $1000, and the maximum is five times the NAV of your Fund shares on the day before your telephone order. (You may not include the value of shares for which you have been issued certificates.) Your order will be priced at the NAV next determined after your call. Payment for your order must be received within 3 business days. Mail your payment to the Transfer Agent's address (see "Distributor," above). If your payment is not received within 3 business days, you will be liable for any losses caused by your purchase.

      Pre-Authorized Investment

            You may arrange to make regular monthly investments of at least $25 through automatic deductions from your checking account by completing the Pre-Authorized Payment section of the Investment Application.

Redeeming Fund Shares

You may redeem your Fund shares at any time by writing to the Transfer Agent's address. The Fund does not charge any fee for redemptions. If you request the redemption proceeds to be sent to your address of record, you generally will not need a signature guarantee. A signature guarantee will be required if:

      o     you were issued certificates for the shares you are redeeming;

      o you want the proceeds to be mailed to a different address or to be paid to someone other than the record owner;

      o     you want to transfer ownership of the shares.

     Signature guarantee: A signature guarantee can be provided by most banks, broker-dealers and savings associations, as well as by some credit unions.

Any certificates for shares you are redeeming must accompany your redemption request. You will generally receive a check for your redemption amount within a week.

Expedited Redemption

      Through an authorized dealer: You may request a redemption through any broker-dealer authorized to take orders for the Fund. The broker-dealer will place the redemption order by telephone or telegraph directly with the Fund's distributor and your share price will be based on the NAV next determined after the distributor receives the order. The distributor does not charge for this service, but the broker-dealer may charge a fee. You will generally receive your proceeds within a week.


      Telephone redemption: You may order a redemption by calling the Transfer Agent at 1-800-845-2340 if:

            o     your redemption will be at least $1000;

            o no share certificates were issued for the shares you are redeeming;

            o your Investment Application authorized expedited telephone redemption and designated a bank or broker-dealer to receive the proceeds.

      The  proceeds  will  be  mailed  or  wired  to  the  designated   bank  or
      broker-dealer on the next business day after your redemption order is received. There is no fee charged by the Fund for this service, although a fee may be imposed in the future. The Fund may also decide not to offer this service. In this case, the Fund will attempt to provide reasonable prior notice to shareholders.


Systematic Withdrawal

      You may arrange for periodic withdrawals of $50 or more if you invest at least $5000 in the Fund. Under this arrangement, you must elect to have all your dividends and distributions reinvested in shares of the Fund. Your withdrawals under this plan may be monthly, quarterly, semi-annual or annual.

      Payments under this plan are made by redeeming your Fund shares. The payments do not represent a yield from the Fund and may be a return of your capital, thus depleting your investment. Payments under this plan will terminate when all your shares have been redeemed. The number of payments you receive will depend on the size of your investment, the amount and frequency of payments, and the yield and share price of the Fund, which can be expected to fluctuate.

      You may terminate your plan at any time by writing to the Transfer Agent. You continue to have the right to redeem your shares at any time. The cost of the plan is borne by the Fund and there is no direct charge to you.

Redemption in Kind:

      If you place a redemption order for more than $1 million, the Fund reserves the right to pay the proceeds in portfolio securities of the Fund, rather than in cash. In that case, you will bear any brokerage costs imposed when you sell those securities.

Redemption Suspensions or Delays

      Although you may normally redeem your shares at any time, redemptions may not be permitted at times when the New York Stock Exchange is closed for unusual circumstances, or when the Securities and Exchange Commission allows redemptions to be suspended.


      If you recently purchased the shares by check, the Fund may withhold the proceeds of your redemption order until it has reasonable assurance that the purchase check will be collected, which may take up to 15 days from the date of purchase.


Exchanging Fund Shares

You may exchange your Fund shares for shares of another Capstone fund at a price based on their respective NAVs. There is no sales charge or other fee. We will send you the prospectus of the fund into which you are exchanging and we urge you to read it. If you have certificates for the shares you are exchanging, your order cannot be processed until you have endorsed them for transfer and delivered them to the Transfer Agent.

You may place an exchange order in two ways:

            o you may mail your exchange order to the Transfer Agent's address.

            o you may place your order by telephone if you authorized telephone exchanges on your Investment Application. Telephone exchange orders may be placed from 9:30 a.m. to 4:00 p.m. Eastern time, on any business day.

Exchanges into a fund can be made only if that fund is eligible for sale in your state. The Fund may terminate or amend the exchange privilege at any time with 60 days' notice to shareholders.

Remember that your exchange is a sale of your shares. Tax consequences are described under "Dividends, Distributions and Taxes."

Tax-Deferred Retirement Plans

Fund shares may be used for virtually all types of tax-deferred retirement plans, including traditional, Roth and Education IRAs and Simplified Employee Pension Plans. For more information, call 1-800-262-6631.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund expects to pay dividends from its net income and distributions from its net realized capital gains at least annually, generally in December. Normally, income dividends and capital gains distributions on your Fund shares will be paid in additional shares of the Fund, with no sales charge. However, on your Investment Application, you may elect one of the following other options:

Option 1 To have income dividends paid in cash and capital gains distributions paid in additional Fund shares.

Option 2 To have both income dividends and capital gains distributions paid to you in cash.

There is no sales charge or other fee for either option. If you select Option 1 or Option 2 and the checks sent to you cannot be delivered or remain uncashed for six months, the aggregate amount of those checks will be invested in additional Fund shares for your account at the then current NAV, and all your future dividends and distributions will be paid in Fund shares.

Tax Treatment of Dividends, Distributions and Redemptions

You will generally be subject to federal income tax each year on dividend and distribution payments, as well as on any gain realized when you sell (redeem) or exchange your Fund shares. If you hold Fund shares through a tax-deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

The Fund will let you know each year which amounts of your dividend and distribution payments are to be taxed as ordinary income and which are treated as long-term capital gain. The tax treatment of these amounts does not depend on how long you have held your Fund shares or on whether you receive payments in cash or additional shares.

The tax treatment of any gain or loss you realize when you sell or exchange Fund shares will depend on how long you held the shares.

You should consult your tax adviser about any special circumstances that could affect the federal, state and local tax treatment of your Fund distributions and transactions.

Year 2000 Risks

Computer users around the world are faced with the dilemma of the Year 2000 issue, which stems from the use of two digits in most computer systems to designate the year. When the year advances from 1999 to 2000, many computers will not recognize "00" as the Year 2000. This issue could potentially affect every aspect of computer-related activity, on an individual and corporate level. The Fund could be adversely impacted if the computer systems used by CAMCO and other service providers have not been converted to meet the requirements of the new century. CAMCO has evaluated its own internal systems and expects them to be fully capable to handle the change of millennium. CAMCO is working with the providers of the software it uses to address the Year 2000 issue, and is monitoring on an ongoing basis the progress of the Fund's other service providers to convert their systems to comply with the requirements of Year 2000. CAMCO currently has no reason to believe that these service providers will not be fully and timely compliant. However, investors should be aware that there can be no assurance that all systems will be successfully converted prior to January 1, 2000, in which case it would become necessary for the Fund to enter into agreements with new service providers or to make other arrangements.


With respect to securities in which the Fund invests, Year 2000 compliance is considered as a factor in selecting investments for the Fund, to the extent such information is available.

                              FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.


Per Share Data(3)                                           Year Ended 11/30                   Year Ended 12/31
                                                         1998    1997    1996     11/30/95(1)   1994      1993
                                                         ----    ----    ----     -----------   ----      ----

Net asset value at beginning of period.................  $24.96  $24.45  $24.90    $23.65      $24.00    $23.70
                                                         ------  ------  ------    ------      ------    ------
Income from investment operations:
  Net investment income................................    1.00    1.15    1.00      1.20        0.90      0.85
  Net realized and unrealized gain (loss)..............    0.04   (0.11)  (0.05)     0.05       (0.60)    (0.05)
                                                         ------  ------  ------    ------      ------    ------
Total from investment operations.......................    1.04    1.04    0.95      1.25        0.30      0.80

Less distributions from net investment income..........   (0.73)  (0.53)  (1.40)     0.00       (0.65)    (0.50)
                                                         ------  ------  ------    ------      ------    ------
Net asset value at end of period.......................  $25.27  $24.96  $24.45    $24.90      $23.65    $24.00

Total Return...........................................    4.29%   4.34%   4.07%     5.29%       1.13%     3.32%
                                                         ------  ------  ------    ------      ------    ------
Ratios/Supplemental Data
Ratio of operating expenses to average net assets......    1.20%   0.87%   0.95%     0.77%(2)    0.87%     0.93%

Ratio of net investment income to average net assets...    4.31%   4.72%   4.44%     5.56%(2)    4.20%    33.64%

Portfolio turnover rate...............................   378.29% 563.42% 615.39%   309.66%     285.13%   596.36%

Net assets at end of period (in thousands).............  $20,384 $72,444 $79,754   $67,997     $8,705    $33,795

____________________

(1) Based on average shares outstanding determined daily.
(2) Annualized
(3) Adjusted for reverse 5:1 stock split on January 13, 1997.

                           HOW TO GET MORE INFORMATION

Further information about the Fund is contained in:

      o the Statement of Additional Information (SAI). The SAI contains more detail about some of the matters discussed in the Prospectus. The SAI is incorporated into the Prospectus by reference.

      o Annual and Semi-Annual Reports about the Fund describe its performance and list its portfolio securities. They also include a letter from Fund management describing the Fund's strategies and discussing market conditions and trends and their implications for the Fund.

You may obtain free copies of the SAI or reports, or other information about the Fund or your account, by calling 1-800-262-6631.

You may also get copies of the SAI, reports and other information directly the Securities and Exchange Commission (SEC) by:

      o visiting the SEC's public reference room. (Call 1-800-SEC-0330 for information.)

      o sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009;

      o     visiting the SEC's website - http://www.sec.gov

SEC File number:  811-1436

                        CAPSTONE GOVERNMENT INCOME FUND

             A Series of Capstone Fixed Income Series, Inc.


                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 1, 1999


      This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated April 1, 1999. A Prospectus may be obtained without charge by contacting Capstone Asset Planning Company, by phone at (800) 262-6631 or by writing to it at 5847 San Felipe, Houston, Texas 77057.


      The report of Independent Accountants and financial statements of the Fund included in its Annual Report for the period ended November 30, 1998 ("Annual Report") is incorporated herein by reference to such Report. Copies of such Annual Report are availble without charge upon request by writing to the Fund at 5847 San Felipe, Suite 4100, Houston, Texas 77057 or by calling toll free 1-800-262-6631.

      The financial statements in the Annual Report incorporated by reference into this Statement of Additional Information have been audited by Briggs, Bunting & Dougherty, LLP, independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.



                                TABLE OF CONTENTS



                                                                      Page

      General Information............................................
      Investment Policies............................................
      Investment Restrictions........................................
      Risk Factors...................................................
      Options........................................................
      Performance Information........................................
      Directors and Executive Officers...............................
      Investment Advisory Agreement..................................
      Administration Agreement.......................................
      Distributor....................................................
      Portfolio Transactions and Brokerage...........................
      Determination of Net Asset Value...............................
      How to Buy and Redeem Shares...................................
      Taxes..........................................................
      Control Persons and Principal Holders of Securities............
      Other Information..............................................
      Financial Statements...........................................

GENERAL INFORMATION

      Capstone Government Income Fund ("the Fund") was originally incorporated in Delaware in 1968 and commenced business shortly thereafter as an open-end diversified management company under the Investment Company Act of 1940. In February 1991 the Fund's name was changed to Capstone Government Income Fund, Inc. from Investors Income Fund, Inc. On February 18, 1992 stockholders approved a plan of reorganization pursuant to which the Fund became, on May 11, 1992, the initial series of a new Maryland series company, Capstone Fixed Income Series, Inc. (the "Corporation"), and the Fund's name was changed to Capstone Government Income Fund (see "General Information" in the Prospectus). The Corporation has one other series, Capstone Intermediate Government Fund, and may create additional series in the future. Each existing and future series will be treated as a separate mutual fund with its own investment objective and policies.

      The Fund is a member of a group of investment companies (the "Capstone Group") sponsored by Capstone Asset Management Company which provides advisory and administrative services to the Fund.

INVESTMENT POLICIES

      U.S. Government Securities. The Fund may invest in securities issued by the U.S. Treasury, including bills, notes and bonds with three years or less remaining until maturity. Those instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in the dates of their issuance, stated coupons, call provisions and maturity dates.

      U.S. Government Agencies Securities. The Fund may invest up to 50% of its portfolio in instruments issued by agencies or instrumentalities of the U.S. Government. Some agencies, including the Department of Housing and Urban Development, the Government National Mortgage Association, the Farmer's Home Administration, and the Small Business Administration, issue securities backed by the "full faith and credit" of the United States. U.S. Government agencies and instrumentalities that issue securities not backed by the "full faith and credit" of the U.S. Government in which the Fund may invest are limited to the Federal Farm Credit System, the Federal Land Banks, the Federal Intermediate Credit Banks, the Banks for Cooperatives, the Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In the case of issues not backed by the U.S. Government, the investor must look principally to the agency issuing the obligation for ultimate repayment of principal and interest.

      Repurchase Agreements. The Fund may enter into repurchase agreements (a purchase of, and simultaneous commitment to resell, a security at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System, recognized primary dealers of Government securities, and member firms of the New York Stock Exchange. When participating in repurchase agreements, the Fund buys securities from a vendor, e.g., a bank or brokerage firm, with the agreement that the vendor will repurchase the securities at a higher price or agreed rate of interest at a later date. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the vendor is unable to meet its obligation to repurchase or to maintain collateral in accordance with the agreement. In evaluating whether to enter into repurchase agreements, the Adviser will carefully consider the creditworthiness of the vendor. If the member bank or member firm that is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund is unsettled.

      Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a U.S. Treasury obligation by the Fund and its agreement to repurchase the instrument at a specific time and price. The Fund will maintain a segregated account, which will be marked-to-market daily, consisting of cash, cash equivalents and other highly liquid securities at least equal to its obligations under reverse repurchase agreements, including any accrued interest. The Fund will not invest proceeds from these transactions beyond the expiration of the reverse repurchase agreement. The Fund may not enter into these transactions with more than 33% of its portfolio, and will only enter into such agreements with dealers approved by the Fund for repurchase agreements.

      Covered Options Strategies. The Fund may write (or sell) put and call options on the U.S. Government securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will not write covered calls on more than 50% of its portfolio, and the Fund will not write covered calls with strike prices lower than the underlying securities' cost basis on more than 25% of its total portfolio.

      A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

      The Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against a security held by the portfolio constitutes a "covered call." The sale of a put option against an amount of cash equal to the put's potential liability constitutes a "covered put." When the Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option will generally expire without being exercised and the Fund will realize as profit the premium paid for such option. When a call option of which the Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities. Sales of covered puts will not total more than 10% of the Fund's total assets; however, the Fund may sell covered puts on up to 20% of the Fund's total assets if the strike price of the put is lower than the underlying security's current market value.

      Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. This information is carefully monitored by the Adviser and verified in appropriate cases. An OTC option transaction will be entered into by the Fund only with a securities dealer meeting criteria established by the Fund.

      The Fund may, in order to avoid the exercise of an option sold by it, cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of cancelling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund's portfolio turnover rate may increase, resulting in a possible increase in short-term capital gains and a possible decrease in long-term capital gains.

      Put and call option purchases by the Fund are not limited in par amount, nor in underlying security. However, the Fund may not exercise options that call for purchases or sales of securities not authorized by the Fund's investment policies. Put and call purchases are limited, however, in dollar amount by the net premiums received by the Fund from options sales and not yet distributed to stockholders as dividends. Moreover, the Fund may not invest more than 5% of its total assets in premiums relating to option purchases.

      Risks of Writing Options. By writing a call option, the Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Fund might become obligated to purchase the udnerlying security at an exercise price that exceeds the then current market price.

      When-Issued and Forward Delivery Securities. Securities may be purchased on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered at a future date beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. Although the Fund is not limited in the amount of securities for which it may have commitments to purchase on such basis, it is expected that in normal circumstances, the Fund will commit no more than 25% of its assets to such purchases. The Fund does not pay for securities until received or start earning interest on them until it is notified of the settlement date.e In order to invest its assets immediately, while awaiting delivery of securities purchased on such basis, the Fund will normally invest in short-term securities that may bear interest at a lower rate than longer-term securities.

      These transactions are subject to market fluctuations; the value of the securities at delivery may be more or less than their purchae price, and yields available in the market may be higher than yields on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transactions, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. The Fund will make commitments to purchase securities on such basis only wit the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when-issued" and "forward delivery" transactions, it will do so for the purpose of acquiring securities of the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage.

      The SEC generally requires that when investment companies, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or readily marketable securities with its Custodian in the amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation ro cover requirements.

INVESTMENT RESTRICTIONS

      The Fund has certain investment restrictions some of which, as well as the Fund's investment objective, are fundamental and, accordingly, may not be changed without the approval of the holders of a majority of the Fund's shares, which means the lesser of (i) more than 50% of the outstanding shares of the Fund, or (ii) 67% or more of the outstanding shares of the Fund present at a meeting in which holders of more than 50% of its outstanding shares are represented in person or by proxy. The Fund's fundamental and non-fundamental investment restrictions are described below.


A.    Fundamental

      The Fund may not:

      1. With respect to 75% of its assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except the U.S. Government, its agencies or instrumentalities (see additional non-fundamental restriction 1., below);

      2. borrow money, except that the Fund may enter into reverse repurchase agreements, and, as a temporary measure for extraordinary or emergency purposes, it may borrow from banks in an amount not to exceed 1/3 of the value of its net assets, including the amount borrowed;

      3. issue any senior securities, except as appropriate to evidence indebtedness which it is permitted to incur;

      4. act as underwriter, except to the extent that it might be deemed to be an underwriter for the purposes of the Securities Act of 1933, as amended, with respect to securities which it sells to the public if registration under such Act, as amended, is required in connection with such sale;

      5. purchase any securities which would cause 25% or more of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or in repurchase or reverse repurchase agreements backed by such securities;

      6. purchase or sell real estate except for its own use in connection with its business;

      7. purchase or sell commodities or commodity contracts, except that the Fund may invest in futures contracts and related options;

      8. make loans to other persons except (a) through the use of repurchase agreements and (b) by the purchase of debt securities in accordance with its investment policies; and

      9. invest in securities or other instruments that are not authorized for investment by a Federal savings association without limitation as to a percentage of its assets and that are not authorized for investment by national banks without limitation as to a percentage of its capital and surplus, and none of the above Fundamental Investment Restrictions shall be construed to permit any such investment(s).

      The Fund will make no purchases of securities so long as it has outstanding borrowings, except for reverse repurchase agreements. Additionally, the Fund has agreed with the staff of the Securities and Exchange Commission that it will not include any reverse repurchase agreements, including those backed by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, within the exception from the 25% limit in restriction Number 5, above. Finally, the Fund has no present intention to lend its portfolio securities or to engage in transactions in futures contracts or related options, and will not engage in such transactions until appropriate disclosure concerning these practices, including their risks, is included in the Fund's Prospectus and Statement of Additional Information.

B.    Non-Fundamental

      The following restrictions are not fundamental and may be changed by the Fund without stockholder approval, but only in compliance with applicable law, regulation or regulatory policy and in compliance with the Fundamental Investment Restrictions listed above, including but not limited to, Number 9.

      The Fund may not:

       1.   as  to  the  portion  of  its  assets  not  subject  to  Fundamental
            Restriction 1., above, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except the U.S. Government, its agencies or instrumentalities (the Fund does not generally intend to invest in voting securities of any issuer);

      2. acquire or retain securities of any investment company, except as part of a plan of merger, reorganization or consolidation;

      3. pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its net assets;

      4. invest more than 10% of its total assets in securities that are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, provided that over-the-counter options with securities dealers meeting criteria established by the Fund's Board of Directors that give the Fund an absolute right to repurchase (a) according to a "repurchase formula" or (b) at a price determined from independent sources by the Adviser will not be considered securities that are not readily marketable;

      5. purchase or retain securities of any issuer if the officers or directors of the Fund and the Adviser who own beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

      6. sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and in connection with entering into futures contracts and related options to the extent permitted by the Fund's investment policies;

      7. write put and call options except to the extent permitted by the Fund's investment policies;

      8. invest in oil, gas or other mineral exploration or development programs (although the Fund is not prohibited from investing in issuers that own or invest in such interests); and

      9. under normal circumstances, invest less than 65% of its assets in obligations that are issued or guaranteed as to principal or interest by the U.S. Government, its agencies, authorities or instrumentalities or in repurchase agreements fully collateralized by such obligations.

      The portfolio securities of the Fund may be turned over whenever necessary or appropriate in the opinion of the Fund's management to seek the achievement of the basic objective of the Fund. It is anticipated that the Fund will incur a high portfolio turnover rate in connection with the use of covered option writing strategies.

RISK FACTORS

      Repurchase Agreements. The Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines of the Fund's Board of Directors. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as fully collateralized loans of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. In an attempt to minimize these risks, the Adviser will consider and monitor the creditworthiness of parties to repurchase agreements.

OPTIONS

      Purpose. The principal reason for writing options is to hedge, to a limited extent, adverse price changes of the portfolio due to general interest rate changes. In addition, options are written to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. Such current return could be expected to fluctuate because premiums earned from an options writing program and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Actively writing options on portfolio securities is likely to result in a substantially higher portfolio turnover rate than that of most other investment companies. Additionally, if the Adviser is incorrect in its forecast, the result to the Fund from these hedging practices may be worse than if no hedging transactions were entered into.

      Writing Options. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. The Fund would write call options only on a covered basis, which means that at all times during the option period, the Fund would own or have the right to acquire securities of the type that it would be obligated to deliver if any outstanding options were exercised.

      The purchaser of a put option pays a premium to the writer (i.e., the seller) for the right to sell the underlying security to the writer at a specified price during a certain period. The Fund would write put options only on a "covered" basis, which means that at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash, cash equivalents or other liquid securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

      Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as a writer of a call or put option, the Fund could enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Fund. The Fund would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. The Fund would also realize a gain if an option it has written lapses unexercised.

      The Fund could write options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. A Fund could close out its position as a writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over- the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, the Fund could purchase an offsetting option, which would not close out its position as a writer, but would provide an asset of equal value to its obligation under the option written. If the Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral underlying the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

      Purchasing Call and Put Options. The Fund could purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. Alternatively, call options could be purchased for capital appreciation. Since the premium paid for call options is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, the Fund could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, the Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

      Conversely, put options could be purchased to protect (i.e., hedge) against anticipated declines in the market of either specific portfolio securities or of the Fund's assets generally. Alternatively, put options could be purchased for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.

      In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market prices of the underlying securities on the Fund's net asset value.

      Over-the-Counter Options. The Fund may invest up to ten percent of its net assets (determined at the time of investment) in illiquid securities, including securities that are not readily marketable and repurchase agreements which have a maturity of longer than seven days. An over-the-counter option transaction will be entered into by the Fund only with a securities dealer meeting criteria established by the Fund's Board of Directors that gives the Fund an absolute right to repurchase the option on demand by the Fund at a price (a) based on an agreed formula or (b) determined from independent sources and agreed to by the Adviser. Such an OTC option will not be subject to the Fund's 10% limit on investments in illiquid securities.

      Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a U.S. Treasury obligation by the Fund and its agreement to repurchase the instrument at a specific time and price. The Fund will maintain a segregated account, which will be marked-to-market daily consisting of cash, cash equivalents and other liquid securities at least equal to its obligations under reverse repurchase agreements, including any accrued interest. The Fund will not invest proceeds from these transactions beyond the expiration of the reverse repurchase agreement. The Fund may not enter into these transactions with more than 33% of its portfolio, and will only transact these agreements with dealers approved by the Fund for repurchase agreements.

      [All financial information in the remainder of this SAI to be updated by amendment.]

PERFORMANCE INFORMATION

      The Fund may from time to time include figures indicating its yield, total return or average annual total return in advertisements or reports to stockholders or prospective investors. Quotations of the Fund's yield will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

            YIELD = 2[(a-b + 1)6-1]
                             cd
      where a =   dividends and interest earned during the period,
            b =   expenses accrued for the period (net of
                  reimbursements or waivers),
            c =   the average  daily number of shares  outstanding  during the period that were entitled to receive dividends, and
            d =   the maximum offering price per share on the last day of the period.

      For the 30-day period ended November 30, 1998 the Fund's yield was 3.62%.

      Average annual total return and total return figures represent the increase (or decrease) in the value of an investment in the Fund over a specified period. Both calculations assume that all income dividends and capital gains distributions during the period are reinvested at net asset value in additional Fund shares. Quotations of the average annual total return reflect a proportional share of Fund expenses on an annual basis. The results, which are annualized, represent an average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years ending on the most recent calendar quarter (but not for a period greater than the life of the Fund), calculated pursuant to the following formula:

            P (1 + T)n= ERV

      where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
          ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

      For the 1, 5 and 10 year periods ended November 30, 1998 the Fund's average annual total return was 4.30%, 3.85% and 3.84%, respectively.

      Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results. For the 1, 5 and 10 year periods ended November 30, 1998 the Fund's total return was 4.30%, 20.80% and 45.70%, respectively.


      Performance information for the Fund may be compared, in reports and promotional literature, to: (i) certain unmanaged indexes such as the Merrill Lynch One to Three-Year Treasury Index and the Lehman Brothers One to Three-Year Government Index; (ii) certain performance figures prepared for broad groups of mutual funds with investment goals similar to the Fund by organizations such as Lipper Analytical and IBC Financial Data; (iii) the Consumer Price Index (the "CPI"), a statistical measure of change, over time, in the price of goods and services in major expenditure groups (such as food, housing, apparel, transportation, medical care, entertainment and other goods and services) typically purchased by urban consumers; (iv) other mutual funds with similar goals; and (v) certificates of deposit. Instruments included in unmanaged indexes, such as the Lehman Brothers and Merrill indexes, may not necessarily be typical of the type of investments made by the Fund. Other material differences between the Fund and such indexes may include (i) the managed character of the Fund's portfolio (i.e. the Fund may purchase and sell investment securities based on their performance while securities comprising the particular index may remain as part of the index without regard to their performance), and (ii) the index would not generally reflect deductions for administrative expenses and costs. Further, broad-based economic indexes measure developments of general matters which may or may not be relevant to the Fund's performance during particular periods. For example, the purchasing power of consumers' dollars by comparing the costs of goods and services today with the costs of the same goods and services at an earlier date.

      There are three material differences between an investment in the Fund and ownership of a certificate of deposit ("CD"). First, an investment in the Fund is subject to a greater degree of risk and fluctuation of value than a CD, which guarantees a specific rate of return. Second, if interest rates rise in the future, the capital value of bonds purchased at the present time will fall, which will affect the Fund's performance if such securities are held in its portfolio. Third, the underlying assets of a CD are federally insured on amounts up to $100,000.

      Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses. Such information should not be considered as a representation of the Fund's future performance.

DIRECTORS AND EXECUTIVE OFFICERS

      The directors provide overall supervision of the affairs of the Corporation. The names and addresses of the directors and principal officers of the Corporation are set forth below, together with their positions and their principal occupations during the last five years and, in the case of the directors, their positions with certain other organizations and companies.

      *EDWARD L. JAROSKI (52), Chairman of the Board, President and Director. 5847 San Felipe, Suite 4100, Houston, Texas 77057. President (since 1992) and Director (since 1987) of the Capstone Asset Management Company;
      President and Director of Capstone Asset Planning Company and Capstone Financial Services, Inc. (since 1987); Director/Trustee and Officer of other Capstone Funds.

      JAMES F. LEARY (68), Director. c/o Search Capital Group, Inc., 600 N. Pearl Street, Suite 2500, Dallas, Texas 75201. President of Sunwestern Management, Inc., (since June 1982) and President of SIF Management (since January 1992), venture capital limited partnership concerns; General Partner of Sunwestern Advisors, L.P., Sunwestern Associates, Sunwestern Associates II, Sunwestern Partners, L.P. and Sunwestern Ventures, Ltd. (venture capital limited partnership entities affiliated with Sunwestern Management, Inc. and SIF Management, Inc.). Director of: other Capstone Funds; Anthem Financial, Inc. (financial services); Associated Materials, Inc. (tire cord, siding and industrial cable manufacturer); The Flagship Group, Inc. (vertical market microcomputer software); Marketing Mercadeo International (public relations and marketing consultants); MaxServ, Inc. (appliance repair database systems); MESBIC Ventures, Inc. (minority enterprise small business investment company); OpenConnect Systems, Inc.
      (computer networking hardware and software); PhaseOut of America, Inc. (smoking cessation products); and Search Capital Group, Inc. (financial services).

      JOHN R. PARKER (52), Director. 541 Shaw Hill, Stowe, Vermont 05672. Consultant and private investor (since 1990); Director of Nova Natural Resources (oil, gas, minerals); Director of other Capstone Funds; formerly Senior Vice President of McRae Capital Management, Inc. (1991-1995); and registered representative of Rickel & Associates (1988-1991).

      BERNARD J. VAUGHAN (70), Director. 113 Bryn Mawr Avenue, Bala Cynwyd, Pennsylvania 19004. Director of other Capstone Funds; formerly Vice President of Fidelity Bank (1979-1993).

      DAN E. WATSON (50), Executive Vice President. 5847 San Felipe, Suite 4100, Houston, Texas 77057. Chairman of the Board (since 1992) and Director of Capstone Asset Management Company (since 1987); Chairman of the Board and Director of Capstone Asset Planning Company and Capstone Financial Services, Inc. (since 1987); Officer of other Capstone Funds.

      HOWARD S. POTTER (47), Executive Vice President. 1 Barker Avenue, White Plains, New York 10601. Managing Director of Capstone Financial Services, Inc., Capstone Asset Management Company and Capstone Asset Planning
      Company (since 1996); formerly President of New Castle Advisers, Inc. (1991-1995); Senior Vice President of James Money Management, Inc. (1988-1991).

      JOHN M. METZINGER (36), Vice President. 5847 San Felipe, Suite 4100, Houston, Texas 77057. Senior Vice President (since 1997), Vice President (1993-1997) and Assistant Vice President (1992-1993) of Capstone Financial Services, Inc. and Capstone Asset Management Company; Assistant Portfolio Manager (1991-1992) and Investment Analyst (1990-1991) with Capstone Financial Services, Inc.

      LINDA G. GIUFFRE (37), Secretary/Treasurer. 5847 San Felipe, Suite 410, Houston, Texas 77057. Vice President and Treasurer (since February 1996) of Capstone Financial Services, Inc.; Secretary/Treasurer (since July
      1998), Vice President (1996-1998) of Capstone Asset Planning Company and Capstone Asset Managment Company; Treasurer and Secretary (1994-1996) of Capstone Financial Services, Inc., Capstone Asset Management Company and Capstone Asset Planning Company; Treasurer (1987-1994) of Capstone Financial Services, Inc.; Officer of other Capstone Funds.

--------------
 * Director who is an interested person as defined in the Investment Company Act of 1940 because of his relationship to the Adviser and Distributor.


      The Corporation has an Audit Committee and a Nominating Committee (chaired by Mr. Vaughan), a Compliance Committee (chaired by Mr. Leary) and a Valuation Committee (chaired by Mr. Parker). The disinterested directors serve on each committee.

      The directors and officers of the Corporation as a group own less than one percent of the outstanding shares of the Fund. The directors of the Corporation (other than Mr. Jaroski) also received compensation for serving as directors of other investment companies sponsored by the Adviser as identified in the foregoing table.


      Each director not affiliated with the Adviser is entitled to $250 for each Board meeting attended, and is paid a $1,500 annual retainer by the Fund. The directors and officers of the Corporation are also reimbursed for expenses incurred in attending meetings of the Board of Directors. For the fiscal year ended November 30, 1998, the Fund paid or accrued for the account of the directors and officers, as a group for services in all capacities, a total of $3,401.


     The following table represents the fees paid during the 1998 fiscal year to the directors of the Fund and the total compensation each director received during that period from the Capstone Fund complex.


                              Compensation Table


                                                                                             Total
                                                                                          Compensation
                                                                                              From
                                     Aggregate       Pension or                            Registrant
                                   Compensation      Retirement      Estimated Annual       and Fund
Name of Person,                       From        Benefits Accrued     Benefits Upon      Complex Paid
   Position                         Registrant*   As Part of Fund        Retirement       to Directors (4)
________________                   ____________   ________________   ________________     ____________



James F. Leary, Director              $2,500            $0                  $0             $13,500 (1)(2)(3)
John R. Parker, Director               2,500             0                   0              12,000 (1)(2)(3)
Bernard J. Vaughan, Director           2,500             0                   0              12,000 (1)(2)(3)

------------

*    Directors do not receive any deferred compensation.
(1)  Director of Capstone Growth Fund, Inc.
(2)  Trustee of Capstone International Series Trust.
(3) Trustee of Capstone Social Ethics and Religious Values Fund (commenced operations October 1, 1998).
(4)  Fund Complex includes 10 funds.


INVESTMENT ADVISORY AGREEMENT

      Capstone Asset Management Company serves as the investment adviser (the "Adviser") to the Fund pursuant to an investment advisory agreement ("Advisory Agreement") dated May 11, 1992 between the Adviser and the Fund. The Advisory Agreement was approved by stockholders on February 18, 1992. The Adviser, located at 5847 San Felipe, Suite 4100, Houston, Texas 77057 is a wholly-owned subsidiary of Capstone Financial Services, Inc. Subadvisory services were provided to the Fund from February 1992 to January 1996 by New Castle Advisers, Inc. ("NCA"), pursuant to a Subadvisory Agreement.

      In January 1996, Capstone Financial Services, Inc., the parent of the Adviser, acquired a majority interest in NCA and NCA resigned as subadviser to the Fund. All advisory services to the Fund are now provided by the Adviser.
Howard Potter, formerly president of NCA and now managing director of Capstone Asset Management Company, continues to provide portfolio management services to the Fund.


      Pursuant to the terms of the Advisory Agreement, the Adviser has agreed to
(1) provide a program of continuous investment management for the Fund in accordance with the Fund's investment objectives, policies and limitations, (2) make investment decisions for the Fund, and (3) place orders to purchase and sell securities for the Fund, subject to the supervision of the Board of Directors. For these services the Fund pays the Adviser a fee computed daily and payable monthly at the annual rate of 0.40% of the Fund's average daily net assets up to $250 million and 0.36% of such assets in excess of $250 million. Advisory fees paid to the Adviser during the fiscal year ended November 30, 1998 and 1997 totaled $129,034 and $249,523, respectively.

      The Adviser received advisory fees from the Fund totaling $221,614 during the fiscal year ended November 30, 1996, of which $15,105 was paid to NCA.


Duration and Termination

      Unless terminated earlier as described below, the current Advisory Agreement between the Fund and the Adviser will remain in effect from year to year provided its renewal is specifically approved at least annually by the Board of Directors or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) and, in either case, by a majority of the directors who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated without penalty by vote of a majority of the Fund's outstanding voting securities or by either party on not more than 60 days' written notice.

ADMINISTRATION AGREEMENT

      Under an agreement ("Administration Agreement") dated May 11, 1992 between the Fund and Capstone Asset Management Company (the "Administrator"), the Administrator supervises all aspects of the Fund's operations other than the management of its investments. The Administrator is the Fund's Adviser and an affiliate of Capstone Asset Planning Company, the principal underwriter of the Fund.

      The Administrator administers the affairs of the Fund subject to the direction of the Corporation's Board of Directors and officers. In this connection, the Administrator (i) assists in supervising all aspects of the Fund's operations, including the coordination of all matters relating to the functions of the Adviser, custodian, transfer agent, other stockholder service agents, accountants, attorneys and other parties performing services or operational functions for the Fund, (ii) provides the Fund, at the Administrator's expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund, including duties in connection with stockholder relations, reports, redemption requests and account adjustments and the maintenance of certain books and records of the Fund, (iii) coordinates the preparation of registration statements, prospectuses, reports, proxy solicitation materials and amendments thereto, (iv) provides the Fund with office space and facilities necessary to perform the Administrator's obligations under the Administration Agreement, and (v) pays all compensation of officers of the Corporation and the fees of all directors of the Corporation who are affiliated persons of the Administrator, the Administrator's parent, CFS, and other subsidiaries.

      The Administration Agreement provides that the Administrator receives a fee from the Fund for its services as Administrator. Pursuant to the Administration Agreement, the Administrator receives for its services a fee calculated daily and payable monthly, equal to an annual rate of 0.10% of the Fund's average net assets.

      The Fifth Third Bank of Cincinnati, Ohio performs accounting, bookkeeping and pricing services for the Fund. For these services, Fifth Third Bank receives a monthly fee from the Fund. Prior to February 10, 1997, the Adviser provided these services and was reimbursed by the Fund for its costs. The amount paid to the Adviser was not intended to include any profit, and was in addition to the advisory and administrative fees.

      The Fund pays all expenses incurred in the operation of the Fund other than those assumed by the Adviser and Administrator under the Advisory Agreement or Administration Agreement, respectively. Expenses payable by the Fund include: fees and expenses of directors who are not "interested persons" (as defined in the 1940 Act); fees of the Adviser; Board of Directors meeting-related expenses of the directors and officers; mailing expenses of all Fund officers and directors; expenses for legal and auditing services; data processing and pricing services; costs of printing and mailing proxies, stock certificates and stockholder reports; fees of the Administrator; charges of the custodian, transfer agent, registrar or dividend disbursing agent; expenses pursuant to the Service and Distribution Plan; Securities and Exchange Commission fees; membership fees in trade associations; fidelity bond coverage for the Fund's officers; directors' and officers' errors and omissions insurance coverage; interest; brokerage costs; taxes; expenses of qualifying the Fund's shares for sale in various states; litigation; and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.

DISTRIBUTOR

      Capstone Asset Planning Company (the "Distributor"), 5847 San Felipe, Suite 4100, Houston, Texas 77057, acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Fund dated May 11, 1992 (the "Distribution Agreement"). The Distributor has the exclusive right (except for distributions of shares directly by the Fund) to distribute Fund shares in a continuous offering through affiliated and unaffiliated dealers. The Distributor's obligation is a "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. Except to the extent otherwise permitted by the Service and Distribution Plan (see below), the Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising. Prior to December 1990 sales of Fund shares were subject to a sales charge. The sales charge was paid to the Distributor, who re-allowed a portion of the sales charge to broker-dealers who had entered into an agreement with the Distributor to offer for sale the Fund's shares.

      The Distribution Agreement is renewable from year to year if approved (a) by the Corporation's Board of Directors or by a vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreement or interested persons of any party thereto, by votes cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either party on 60 days' written notice. The Distributor receives no underwriting discounts or commissions, redemption or repurchase fees on brokerage commissions from the Fund. It does receive payments, as described below, under the Fund's Service and Distribution Plan.

      On January 8, 1991, the Fund adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 which permits the Fund to absorb certain expenses in connection with the distribution of its shares and provision of certain services to stockholders. See "Management of the Fund - Distributor" in the Fund's Prospectus. As required by Rule 12b-1, the Fund's Plan and related agreements were approved by a vote of the Fund's Board of Directors, and by a vote of the directors who are not "interested persons" of the Fund as defined under the 1940 Act and have no direct or indirect interest in the operation of the Plan or any agreements related to the Plan (the "Plan Directors"), and by the Fund's stockholders at a Special Meeting of Stockholders held December 20, 1990. In compliance with the Rule, the directors requested and evaluated information they thought necessary to make an informed determination of whether the Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreements will benefit the Fund and its stockholders.

      As required by Rule 12b-1, the directors review quarterly reports prepared by the Distributor on the amounts expended and the purposes for the expenditures. The Fund paid $64,803 in 12b-1 fees during the fiscal year ended November 30, 1998. Of this amount, $49,898 was paid to outside Service Organizations and the balance was retained by the Distributor as reimbursement of distribution-related expenses including, but not limited to: compensation of Capstone employees who engage in or support the marketing and servicing efforts on behalf of the Fund (approximately $156,119); printing of advertising materials, prospectuses and financial reports distributed to prospective investors (approximately $10,294); postage and mailing expenses (approximately $4,305); and other miscellaneous costs and expenses incurred in the operation of the Plan ($161,690). The amounts paid to the Distributor and reallowed by the Distributor to other Service Organizations were as follows:

      Fiscal Year   Total 12b-1    Amount Retained    Amount Paid to Other
         Ended       Fees Paid         by CAPCO       Service Organizations

         11/98       $ 64,803          $ 14,905            $ 49,898
         11/97        124,893            39,118              85,775
         11/96        110,894            32,139              78,755
         11/95        305,403           180,514             124,889

      In addition, the Distributor incurred distribution-related expenses of $317,503 on behalf of the Fund in excess of the amount paid by the Fund.


         The Plan and related agreements may be terminated at any time by a vote of the Plan Directors. As required by Rule 12b-1, selection and nomination of disinterested directors for the Corporation is committed to the discretion of the directors who are not "interested persons" as defined under the 1940 Act, who comprise the Corporation's Nominating Committee.

         The Plan and related agreements may be terminated by a vote of the stockholders. Any change in the Plan that would materially increase the distribution expenses of the Fund requires stockholder approval, but otherwise, the Plan may be amended by the directors, including a majority of the Plan Directors.


         The Plan will continue in effect for successive one year periods provided that such continuance is specifically approved by a majority of the directors, including a majority of the Plan Directors. The Plan was last approved by a majority of directors, including a majority of the Plan Directors on May 11, 1998.


PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to the policies established by the Corporation's Board of Directors, the Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of the commissions paid on such transactions. It is the policy of the Adviser to seek (except as noted below) the best security price available with respect to each transaction. In selecting dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm are believed to meet these criteria, preference may be given to firms which also provide research services to the Fund or the Adviser. From time to time, the Adviser may effect securities transactions through Capstone Asset Planning Company and TradeStar Investments, Inc., broker-dealer affiliates of the Adviser.

         The portfolio of the Fund is composed primarily of cash, short-term and intermediate-term debt securities and when purchases and sales of securities for the portfolio are made, a "spread" or "mark-up" (dealer's profit) is generally included in the price of the securities. The Fund's portfolio transactions are generally effected without the payment of brokerage commissions; during the last three fiscal years, the Fund paid no brokerage commissions on portfolio transactions.

         The Fund has no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. As discussed above, most of the Fund's transactions are executed on a principal basis without the payment of a commission. On trades involving a commission, the Adviser generally seeks reasonably competitive commission rates for transactions they place on behalf of the Fund, although the Fund does not necessarily pay the lowest commission available. For non-principal transactions the Adviser is authorized to cause the Fund to pay a broker that provides brokerage and research services a commission in excess of the amount another broker might have charged for effecting a securities transaction. Such higher commission may be paid if the Adviser determines in good faith that the amount paid is reasonable in relation to the services received in terms of the particular transaction or the Adviser's overall responsibilities to the Fund and other clients of the Adviser. Such research services must provide lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities and may include: (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. Such information may be received orally or in writing and will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. This information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         Some of the securities in which the Fund invests may be traded in the OTC markets, and the Fund intends to deal directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

         Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the kind made by the Fund may also be made by those other accounts. Opportunities to purchase or sell securities will be allocated in the discretion of the Adviser by such means as will, in their judgment, result in fair and equal treatment in connection with the other accounts managed by them. Such means may include allocating opportunities ratably, rotationally or at random among the Fund and other accounts, on the basis of accounts having the least favorable performance or any combination of the foregoing. The Adviser may aggregate orders for purchases and sales of securities of the same issuer on the same day among the Fund and other accounts and the price paid to or received by the Fund and those accounts will be the average obtained in those orders. In some cases, the foregoing aggregation and allocation procedures may affect adversely the price paid or received by the Fund or the size of the position purchased or sold by the Fund.

DETERMINATION OF NET ASSET VALUE

         The Fund's net asset value is computed daily, Monday through Friday, as of 4:15 p.m. Eastern Time, except that the net asset value will not be computed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the days that the Federal Reserve wire system is closed. The Fund also will determine its net asset value on any day in which there is sufficient trading in its portfolio securities that the net asset value might be affected materially, but only if on any such day the Fund is required to sell or redeem shares. The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including any accrued interest and dividends receivable but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, adjusted to the nearest whole cent. The net asset value so computed will be used for all purchase orders and redemption requests received between such computation and the preceding computation.

         All portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the mean between the bid and asked prices. OTC options are valued using the Black-Scholes Model, which utilizes the option's characteristics when bought or sold and the market price of the underlying security to determine a daily price for each OTC option's position. The only pricing variable changed daily is the price of the underlying security. Short-term instruments having a maturity date of more than 60 days are valued on a "mark-to-market" basis, that is, at prices based on market quotations for securities of similar type, yield, quality and maturity, until 60 days prior to maturity and thereafter at amortized value. Short-term instruments having a maturity date of 60 days or less at the time of purchase are valued at amortized cost value unless the Board of Directors determines this does not represent fair market value. When market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors (valuation of securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors).

HOW TO BUY AND REDEEM SHARES

         Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized dealers, including Capstone Asset Planning Company. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and may charge a fee for this service in addition to the Fund's net asset value.

         Shares will be credited to a stockholder's account at the public offering price next computed after an order is received by the Distributor. Initial purchases must be at least $200, and there is no minimum for subsequent investments. No stock certificates representing shares purchased will be issued except upon written request to the Fund's Transfer Agent. The Fund's management reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. See "Purchasing Shares" in the Prospectus.

         Generally, a stockholder may require the Fund to redeem his shares by sending a written request, signed by the record owner(s), to Capstone Government Income Fund, c/o First Data Investor Services Group, Inc., P.O. Box 61503, 211 South Gulph Road, King of Prussia, Pennsylvania 19406-3101. In addition, certain expedited redemption methods are available. See "Redemption and Repurchase of Shares" in the Prospectus.

TAXES

         The following summary describes some of the more significant Federal income tax consequences applicable to investors in the Fund based on existing Federal tax law. Future changes in tax laws may affect the tax consequences of an investment in the Fund. The following discussion is necessarily general, and prospective investors are urged to consult their own tax advisers with respect to the particular tax consequences to the investor of an investment in the Fund.

         The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification and election to be taxed as a regulated investment company involves no supervision of management or investment policies or practices by any government agency. To qualify as a regulated investment company the Fund must, with respect to each taxable year, distribute to stockholders at least 90% of its investment company taxable income (which includes, among other items, interest and the excess of net short-term capital gains over net long-term capital losses) and meet certain diversification of assets, source of income, and other requirements of the Code.

         As a regulated investment company, the Fund generally is not subject to Federal income tax on its investment company taxable income and net capital gain (net long-term capital gains in excess of net short-term capital losses), if any, that it distributes to stockholders. The Fund intends to distribute to its stockholders, at least annually, substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the tax, the Fund must distribute during each calendar year (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (reduced by certain ordinary losses, as prescribed by the Code), and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to stockholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to stockholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         If the Fund retains its net capital gains, although it has no plans to do so, the Fund may elect to treat such amounts as having been distributed to its stockholders. As a result, the stockholders would be subject to tax on undistributed capital gain, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gains as a credit against their own Federal income tax liabilities, and would be entitled to an increase in their basis in their Fund shares.

      Distributions. Dividends paid out of the Fund's investment company taxable income, whether received in cash or reinvested in Fund shares, will be taxable to a stockholder as ordinary income. The excess of net long-term capital gains over the short-term capital losses realized, properly designated and distributed by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to stockholders as long-term capital gain. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates regardless of how long a stockholder has held Fund shares.

         Dividends received by corporate stockholders may qualify for the dividends received deduction to the extent the Fund designates its dividends as derived from dividends from domestic corporations. The amount designated by the Fund as so qualifying cannot exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. Since the Fund's income may not consist exclusively of dividends eligible for the corporate dividends received deduction, its distributions of investment company taxable income likewise may not be eligible, in whole or in part, for that deduction. The alternative minimum tax applicable to corporations may reduce the benefits of the dividends received deduction. The dividends received deduction may be further reduced if the shares of the Fund are debt-financed or if the stockholder does not meet certain holding period requirements.

         All distributions are taxable to the stockholder whether reinvested in additional shares or received in cash. Stockholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Stockholders will be notified annually as to the Federal tax status of distributions paid to them by the Fund.

         Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a stockholder's cost basis, such distribution nevertheless would be taxable to the stockholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         Hedging  and Other  Transactions.  Certain  options are  "section  1256 contracts." Any gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Fund at the end of each taxable year (and at other times prescribed pursuant to the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is generally treated as 60/40 gain or loss.

         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to stockholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         Because the tax consequences of straddle transactions to the Fund are not entirely clear, it may ultimately be determined that the Fund's tax accounting procedures failed to conform to the straddle rules. Consequently, the Fund may have inadvertently failed to satisfy one or more of the requirements for qualification as a regulated investment company. If the Fund has failed to satisfy the requirement that it distribute at least 90% of its net investment company taxable income, the Fund may be able to preserve its regulated investment company status by making a "deficiency dividend" distribution. In addition, the Fund would have to pay interest and a penalty on the amount of the deficiency dividend distribution. If the Fund fails to satisfy one of the other requirements for qualification as a regulated investment company, the Fund would be taxed as an ordinary corporation, and its distributions, including net capital gain distributions, would be taxable to stockholders as ordinary dividends. Moreover, upon any requalification as a regulated investment company, the Fund might be subject to a corporate-level tax on certain gains.

         Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options.

         Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security acquired after April 30, 1993 or any taxable debt security acquired prior to May 1, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

         Disposition of Shares. Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a stockholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the stockholder's hands. Such gain or loss generally will be long-term or short-term depending upon the stockholder's holding period for the shares. However, a loss realized by a stockholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the stockholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Exchanges of Fund shares for shares of other funds generally would be treated as taxable sales of the shares exchanged by the stockholder.

         Backup Withholding. The Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions from the Fund and of gross proceeds from the redemption of shares payable to stockholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate stockholders and certain other stockholders specified in the Code generally are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the stockholder's U.S. Federal income tax liability.

         Other Taxes. Distributions also may be subject to additional state, local and foreign taxes depending on each stockholder's particular situation. Foreign stockholders may be subject to U.S. tax rules that differ significantly from those described above, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty). Stockholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      The following table sets forth information concerning each person who, to the knowledge of the Board of Directors, owned of record more than five percent of the Fund's common stock as of March 17, 1999:

            Registration                              Percent Owned


            Jack Henry & Associates, Inc.                 41.21%
            663 Highway 60
            Monett, Missouri  65708

            West Alabama Bank & trust                     12.43%
            P.O. Box 151, Court Square
            Carrollton, Alabama  35447


      To the knowledge of the Board of Directors, each person named has sole voting investment power with respect to the shares owned.

OTHER INFORMATION

      Custody of Assets. All securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by The Fifth Third Bank, 38 Fountain Square, Cincinnati, Ohio 45263, as Custodian.

      Stockholder Reports. Semi-annual statements are furnished to stockholders, and annually such statements are audited by the Fund's independent accountants.

      Independent Accountants. Briggs, Bunting & Dougherty, LLP, Two Logan Square, Suite 211, Philadelphia, Pennsylvania 19103-4901, the independent accountants for the Fund, performs annual audits of the Fund's financial statements.

      Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006, is legal counsel to the Fund.


      Transfer Agent and Shareholder Servicing Agent. The Fund's transfer and shareholder servicing agent is First Data Investor Services Group, Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania 19406-3101.

                       CAPSTONE FIXED INCOME SERIES, INC.
                         CAPSTONE GOVERNMENT INCOME FUND
                                OTHER INFORMATION
                 (PART C TO REGISTRATION STATEMENT NO. 2-28174)


Item 23. Exhibits

         Exhibits not incorporated by reference to a prior filing are designated by an asterisk; all exhibits not so designated are incorporated hereby by reference to a prior filing as indicated.

         1(a)    Copy of  Certificate of  Incorporation  dated December 6, 1967;
                 Exhibit 1 to Registration No. 2-28174.

         1(b)    Copy  of   Certificate   of   Amendment   of   Certificate   of
                 Incorporation dated May 14, 1968; Exhibit 1A to Amendment No. 1 to Registration No. 2-28174.

         1(c)    Copy  of   Certificate   of   Amendment   of   Certificate   of
                 Incorporation dated July 23, 1979; Exhibit 1 to Amendment No. 6 to Registration No. 2-28174.

         1(d)    Copy  of   Certificate   of   Amendment   of   Certificate   of
                 Incorporation   dated  December  19,  1980;  Exhibit  2(ii)  to
                 Post-Effective Amendment No. 22 to Registration No. 2-28174.

         1(e)    Copy  of   Certificate   of   Amendment   of   Certificate   of
                 Incorporation   dated   July   25,   1977;   Exhibit   1(e)  to
                 Post-Effective Amendment No. 29 to Registration No. 2-28174.

         1(f)    Copy  of   Certificate   of   Amendment   of   Certificate   of
                 Incorporation   dated   April  30,   1986;   Exhibit   1(f)  to
                 Post-Effective Amendment No. 29 to Registration No. 2-28174.

         1(g)    Copy  of   Certificate   of   Amendment   of   Certificate   of
                 Incorporation   dated   January  12,  1990;   Exhibit  1(g)  to
                 Post-Effective Amendment No. 33 to Registration No. 2-28174.

         1(h) Copy of Certificate of Amendment of Certificate of Incorporation of Investors Income Fund, Inc. dated January 8, 1991; Exhibit 1(h) to Post-Effective Amendment No. 36 to Registration No. 2-28174.

         1(i) Copy of Certificate of Amendment of Certificate of Incorporation of Investors Income Fund, Inc. dated February 15, 1991; Exhibit 1(i) to Post-Effective Amendment No. 36 to Registration No. 2-28174.

         1(j) Copy of Agreement and Articles of Merger of Capstone Fixed Income Series, Inc. dated May 11, 1992; Exhibit 1(j) to Post-Effective Amendment No. 41 to Registration No. 2-28174.

         1(k) Copy of Articles of Incorporation of Capstone Fixed Income Series, Inc. dated May 11, 1992; Exhibit 1(k) to Post-Effective Amendment No. 41 to Registration No. 2-28174.

         2 Copy of By-Laws of Capstone Fixed Income Series, Inc.; Exhibit 2(c) to Post-Effective Amendment No. 41 to Registration No. 2-28174.

         3       None

         4(a) Copy of Investment Advisory Agreement between Capstone Government Income Fund and Capstone Asset Management Company dated February 19, 1992; Exhibit 5(f) to Post-Effective Amendment No. 39 to Registration No. 2-28174.

         4(b) Copy of Subadvisory Agreement between New Castle Advisers, Inc. and Capstone Asset Management Company dated February 19, 1992;
                 Exhibit 5(g) to Post-Effective Amendment No. 39 to Registration No. 2-28174.

         4(c) Copy of Investment Advisory Agreement between Capstone Fixed Income Series, Inc. and Capstone Asset Management Company dated May 11, 1992; Exhibit 5(h) to Post-Effective Amendment No. 41 to Registration No. 2-28174.

         4(d) Copy of Subadvisory Agreement between New Castle Advisers, Inc. and Capstone Asset Management Company dated May 11, 1992;
                 Exhibit 5(i) to Post-Effective Amendment No. 41 to Registration No. 2-28174.

         4(e) Proposed form of Investment Advisory Agreement between Capstone Fixed Income Series, Inc., on behalf of Bond USA Fund, and Greenwich Asset Management, Incorporated; Exhibit 5(j) to Post-Effective Amendment No. 42 to Registration No. 2-28174.

         4(f) Proposed form of Subadvisory Agreement between Capstone Asset Management Company and Greenwich Asset Management, Incorporated; Exhibit 5(k) to Post-Effective Amendment No. 42 to Registration No. 2-28174.

         4(g) Copy of Investment Advisory Agreement between Capstone Fixed Income Series, Inc., on behalf of Capstone Intermediate Government Fund, and Capstone Asset Management Company; Exhibit 5(l) to Post-Effectiv Amendment No. 49 to Registration No. 2-28174.

         5(a) Copy of General Distribution Agreement between Capstone Fixed Income Series, Inc., on behalf of Capstone Government Income Fund, and Capstone Asset Planning Company dated May 11, 1992;
                 Exhibit 6(d) to Post-Effective Amendment No. 41 to Registration No. 2-28174.

         5(b) Copy of Selling Group Agreement; Exhibit 6(e) to Post-Effective Amendment No. 39 to Registration No. 2-28174.

         5(c) Proposed form of General Distribution Agreement between Capstone Fixed Income Series, Inc., on behalf of Bond USA Fund, and Capstone Asset Planning Company; Exhibit 6(f) to Post-Effective Amendment No. 42 to Registration No. 2-28174.

         6       None

         7(a) Proposed form of Custodian Agreement between Capstone Fixed Income Series, Inc., on behalf of Bond USA Fund, and The Nottingham Company, Inc.; Exhibit 8(b) to Post-Effective Amendment No. 42 to Registration No. 2-28174.

         7(b) Copy of Custody Agreement between Capstone Fixed Income Series, Inc. and The Fifth Third Bank dated December 13, 1994; Exhibit 8(c) to Post-Effective Amendment No. 46 to Registration No. 2-28174.

         8(a) Copy of Administration Agreement between Investors Income Fund, Inc. and Capstone Financial Services, Inc. dated as of October 1, 1987; Exhibit 9(c) to Post-Effective Amendment No. 30 to Registration No. 2-28174.

         8(b) Proposed form of Administration Agreement between Capstone Fixed Income Series, Inc., on behalf of Bond USA Fund, and Capstone Asset Management Company; Exhibit 9(a)(4) to Post-Effective Amendment No. 42 to Registration No. 2-28174.

         8(c) Southwestern Life Insurance Company Defined Benefit Pension Plan and Trust; Exhibit 14(a)(1) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(d) Adoption Agreement for Southwestern Life Insurance Company Standardized Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions); Exhibit 14(a)(2) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(e) Adoption Agreement for Southwestern Life Insurance Company Standardized Non-Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions); Exhibit 14(a)(3) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(f) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Integrated Defined Benefit Pension Plan and Trust; Exhibit 14(a)(4) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(g) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Non-Integrated Defined Benefit Pension Plan and Trust; Exhibit 14(a)(5) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(h)    Southwestern   Life  Insurance   Company   Combination   Profit
                 Sharing-Money Purchase Plan and Trust; Exhibit 14(b)(1) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(i) Adoption Agreement for Southwestern Life Insurance Company Standardized Money Purchase Plan and Trust (with Pairing Provisions); Exhibit 14(b)(2) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(j) Adoption Agreement for Southwestern Life Insurance Company Standardized Profit Sharing Plan and Trust (with Pairing Provisions); Exhibit 14(b)(3) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(k) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Money Purchase Plan and Trust; Exhibit 14(b)(4) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(l) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Profit Sharing Plan and Trust; Exhibit 14(b)(5) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(m) Form 5305, Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement; Exhibit 14(c) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(n) Form 5305-A, Individual Retirement Custodial Account; Exhibit 14(d) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(o)    Southwestern   Life  Insurance  Company  Tax  Deferred  Annuity
                 Program Custodial Agreement; Exhibit 14(e)(1) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

         8(p) Amendment to Application for Investment Plans under a 403(b)(7) Plan; Exhibit 14(e)(2) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.


         9       Opinion of Dechert Price & Rhoads, filed herewith.

         10(a)   Consent  of  Briggs,  Bunting  &  Dougherty,   LLP  Independent
                 Certified Public Accountants, filed herewith.

         10(b) Powers of Attorney of Messrs. James F. Leary, John R. Parker and Bernard J. Vaughan, filed as exhibit to Post-Effective Amendment No. 50.


         11      None

         12      None

         13(a) Copy of Service and Distribution Plan; Exhibit 15(a) to Post-Effective Amendment No. 39 to Registration No. 2-28174.

         13(b) Copy of Service Agreement; Exhibit 15(b) to Post-Effective Amendment No. 39 to Registration No. 2-28174.

         13(c) Proposed form of Service and Distribution Plan between Capstone Fixed Income Series, Inc., on behalf of Bond USA Fund, and Capstone Asset Planning Company; Exhibit 15(c) to Post-Effective Amendment No. 42 to Registration No. 2-28174.

         13(d) Proposed form of Service and Distribution Plan between Capstone Fixed Income Series, Inc., on behalf of Capstone Intermediate Government Fund, and Capstone Asset Planning Company; Exhibit 15(d) to Post-Effective Amendment No. 47 to Registration No. 2-28174.

         14      Financial Data Schedules, filed herewith.




Item 24. Persons Controlled by or under Common Control with Registrant

         Registrant does not control and is not under common control with any person.

Item 25.    Indemnification

            The  Articles  of  Incorporation  of  the  Registrant   include  the
following:

                                   ARTICLE VII

                             "Article  7.4  Indemnification.   The  Corporation,
            including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article
            7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment."

         The By-Laws of the Registrant include the following:

                                   ARTICLE VI

                                 INDEMNIFICATION

               The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of this duties, or by reason of his reckless disregard of this duties pursuant to the conduct of his office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No.
         IC-11330 issued thereunder.

Item 26. Business and Other Connections of Investment Adviser

         The investment adviser of the Registrant is also the investment adviser and/or administrator of three other investment companies: Capstone Growth Fund, Inc., Capstone Japan Fund and Capstone New Zealand Fund. Such adviser also manages private accounts and is an adviser for a portion of the Tenneco Inc. Pension Plan. For further information, see "Directors and Officers" in Part B hereof.

Item 27. Principal Underwriters

         (a)  The  principal  underwriter  of  the  Registrant,  Capstone  Asset
Planning Company, also acts as principal underwriter for Capstone Growth Fund, Inc., Capstone Japan Fund and Capstone New Zealand Fund.

         (b)

Name and Principal          Positions and Offices     Positions and Offices
Business Address*              with Underwriter            with Registrant

Dan E. Watson              Chairman of the Board      Executive Vice President
                           and Director

Edward L. Jaroski          President and Director     President and Chairman
                                                      of the Board

Howard S. Potter           Managing Director          Executive Vice President

John M. Metzinger                  --                 Vice President

Leticia N. Jaroski         Vice President                    --

Linda G. Giuffre           Vice President and         Treasurer
                           Treasurer

--------------
* 5847 San Felipe, Suite 4100, Houston, Texas 77057


Item 28. Location of Accounts and Records


         Capstone Asset Management Company, the investment adviser to the Registrant, 5847 San Felipe, Suite 4100, Houston, Texas 77057, The Fifth Third Bank, the custodian of the Registrant, 38 Fountain Square, Cincinnati, Ohio 45263, and First Data Investor Services Group, Inc., the transfer agent of the Registrant, 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania 19406-3101, maintain physical possession of each account, book or other document required to be maintained by Section 31(a) of Investment Company Act of 1940 and the rules promulgated thereunder.


Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment satisfies the criteria for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 24th day of March, 1999.


                                       CAPSTONE FIXED INCOME SERIES, INC.
                                       Registrant


                                       By:  /s/EDWARD L. JAROSKI
                                           Edward L. Jaroski, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                           Title                   Date


/sEDWARD L. JAROSKI                 President (Principal       March 24, 1999
Edward L. Jaroski                   Executive Officer)


/s/LINDA G. GIUFFRE                 Treasurer (Principal       March 24, 1999
Linda G. Giuffre                    Financial & Accounting
                                    Officer)


JAMES F. LEARY*                        Director                March 24, 1999
James F. Leary


JOHN R. PARKER*                        Director                March 24, 1999
John R. Parker


BERNARD J. VAUGHAN*                    Director                March 24, 1999
Bernard J. Vaughan



* By:  /s/EDWARD L. JAROSKI
       Edward L. Jaroski, Attorney-In-Fact

                               EXHIBITS INDEX

Exhibit No.

    9               Opinion of Dechert Price & Rhoads

   10(a)            Consent of Auditors

   14               Financial Data Schedules